Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to container investors, net	$ 13,918,000	$ 16,132,000
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net	0	0
Affliated Entity
Related Party Transaction [Line Items]
Due from affiliates, net	$ 3,130,000	$ 2,758,000